Note 5 - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Income (Loss) as Reported in the Consolidated Balance Sheets (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Income (Loss) as Reported in the Consolidated Balance Sheets [Line Items]
Ending balance	$ (17,326)	$ (8,461)
Currency Translation Adjustments [Member]
Note 5 - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Income (Loss) as Reported in the Consolidated Balance Sheets [Line Items]
Ending balance	(4,338)	(1,062)	319	(118)
Current period credit (charge)	(3,276)	(1,381)	437
Pension And OPEB Adjustments [Member]
Note 5 - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Income (Loss) as Reported in the Consolidated Balance Sheets [Line Items]
Ending balance	(12,988)	(7,399)	(16,601)	(15,926)
Reclassifications adjustments	483	5,526	4,729
Current period credit (charge)	(9,294)	8,925	(5,716)
Income tax benefit (charge)	3,222	(5,249)	312
Accumulated Other Comprehensive Income (Loss) [Member]
Note 5 - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Income (Loss) as Reported in the Consolidated Balance Sheets [Line Items]
Ending balance	(17,326)	(8,461)	(16,282)	(16,044)
Reclassifications adjustments	483
Current period credit (charge)	(12,087)	13,070	(550)
Income tax benefit (charge)	$ 3,222	$ (5,249)	$ 312